Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 285	$ 580
Short-term investments	0	17
Accounts receivable
Customers and agents, less allowances of $70 and $66, respectively	919	908
Roaming	27	20
Affiliated	1	2
Other, less allowances of $1 and $2, respectively	63	46
Inventory, net	162	142
Prepaid expenses	50	63
Income taxes receivable	46	15
Other current assets	20	19
Total current assets	1,573	1,812
Assets held for sale	0	54
Licenses	2,471	2,186
Investments in unconsolidated entities	447	441
Property, plant and equipment
In service and under construction	8,293	7,778
Less: Accumulated depreciation and amortization	6,086	5,576
Property, plant and equipment, net	2,207	2,202
Operating lease right-of-use assets	900	0
Other assets and deferred charges	566	579
Total assets	8,164	7,274
Current liabilities
Current portion of long-term debt	8	19
Accounts payable
Affiliated	8	9
Trade	296	304
Customer deposits and deferred revenues	148	157
Accrued taxes	30	30
Accrued compensation	76	78
Short-term operating lease liabilities	105	0
Other current liabilities	79	94
Total current liabilities	750	691
Liabilities held for sale	0	1
Deferred liabilities and credits
Deferred income tax liability, net	507	510
Long-term operating lease liabilities	865	0
Other deferred liabilities and credits	319	389
Long-term debt, net	1,502	1,605
Commitments and contingencies
Noncontrolling interests with redemption features	11	11
U.S. Cellular shareholders’ equity
Series A Common and Common Shares Authorized 190 shares (50 Series A Common and 140 Common Shares) Issued 88 shares (33 Series A Common and 55 Common Shares) Outstanding 86 shares (33 Series A Common and 53 Common Shares) Par Value ($1.00 per share) ($33 Series A Common and $55 Common Shares)	88	88
Additional paid-in capital	1,629	1,590
Treasury shares, at cost, 2 Common Shares	(70)	(65)
Retained earnings	2,550	2,444
Total U.S. Cellular shareholders' equity	4,197	4,057
Noncontrolling interests	13	10
Total equity	4,210	4,067
Total liabilities and equity	$ 8,164	$ 7,274